Statement of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		129 Months Ended	135 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jan. 31, 2012
Expenses
Contributed executive services	$ 15,000	$ 15,000	$ 30,000	$ 30,000	$ 60,000	$ 60,000	$ 480,000	$ 510,000
Office	647	2,130	5,735	5,189	7,793	3,405	35,147	40,882
Professional fees	14,248	9,870	19,998	27,287	34,835	31,374	305,670	325,668
Rent	600	600	1,200	1,200	2,400	2,400	24,000	25,200
Foreign exchange (gain) loss	271	11	275	11	11	27	(395)	(120)
Web-site development	0	0	0	0	0	0	1,692	1,692
Loss before other items	(30,766)	(27,611)	(57,208)	(63,687)	(105,039)	(97,206)	(846,114)	(903,322)
Write off of patent	0	0	0	0	0	0	(17,500)	(17,500)
Loss before income taxes	(30,766)	(27,611)	(57,208)	(63,687)	(105,039)	(97,206)	(863,614)	(920,822)
Provision for income taxes					0	0	0
Net loss	$ (30,766)	$ (27,611)	$ (57,208)	$ (63,687)	$ (105,039)	$ (97,206)	$ (863,614)	$ (920,822)
Basic and diluted net loss per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding	14,594,999	14,494,999	14,594,999	14,494,999	14,501,574	14,147,739